INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The principal components of the deferred income tax assets are as follows:

	September 30,
	2019	2020
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	157,093	118,031
Impairment loss	10,186	15,272
Others	4,644	11,776

Non-current deferred income tax assets	171,923	141,344
Valuation allowances	(171,923)	(141,344)

Net non-current deferred income tax assets	—	—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended
	September 30,
	2018	2019	2020
	%	%	%
Statutory rate	25	25	25
Effect of preferential tax treatment	(3)	—	—
Change in valuation allowance	(26)	(24)	(25)
Over provision in prior year	4	—	—

Effective income tax rate	—	1	—